Loss Per Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Loss used in the computation of basic and diluted loss per share	$ (25,971,668)	$ (12,149,543)
Ordinary Shares
Earnings per share [line items]
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	348,723,365	302,985,377
American Depositary Share
Earnings per share [line items]
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	69,744,673	60,597,075